TAXATION - Movement on the deferred income tax (Details) - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
TAXATION
Beginning of the period deferred tax	$ (22,421,125)	$ (14,164,930)
Charge of the period	5,179,763	875,283
Charge to OCI	1,326,453	35,204
Conversion difference	(2,993,421)	(145,175)
Total net deferred tax	$ (18,908,330)	$ (13,399,618)